Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Asset Reconciling Item [Line Items]
Cash and cash equivalents	$ 54,917	$ 71,439	$ 94,157	$ 156,520
Total assets	2,161,086	2,197,348
Conventional Tankers
Segment Reporting, Asset Reconciling Item [Line Items]
Assets, excluding cash and cash equivalents	2,069,854	2,089,099
Ship-to-Ship Transfer
Segment Reporting, Asset Reconciling Item [Line Items]
Assets, excluding cash and cash equivalents	$ 36,315	$ 36,810